Available-for-sale investments (Fair Values by Contractual Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Contractual maturity
Total available-for-sale investments	$ 31,112	$ 26,732
Total interest-bearing securities [Member]
Contractual maturity
Maturing in one year or less	4,578	4,936
Maturing after one year through three years	9,370	6,829
Maturing after three years through five years	9,932	7,840
Maturing after five years through ten years	3,087	3,267
Maturing after ten years	70	218
Mortgage- and asset-backed securities	3,939	3,498
Total available-for-sale investments	$ 30,976	$ 26,588